UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity - Equity Funds 54.8%
DWS Blue Chip Fund "Institutional"	7,912	96,050
DWS Capital Growth Fund "Institutional"	85,780	3,401,191
DWS Commodity Securities Fund "Institutional"	4,471	14,932
DWS Communications Fund "Institutional"	69,891	905,088
DWS Disciplined Long/Short Value Fund "Institutional"	153,861	955,477
DWS Disciplined Market Neutral Fund "Institutional"	17,486	164,896
DWS Diversified International Equity Fund "Institutional"	387,557	2,162,571
DWS Dreman Concentrated Value Fund "Institutional"	8,855	54,992
DWS Dreman High Return Equity Fund "Institutional"	44,831	1,125,246
DWS Dreman Mid Cap Value Fund "Institutional"	147,239	1,116,068
DWS Dreman Small Cap Value Fund "Institutional"	148,025	3,721,352
DWS Emerging Markets Equity Fund "Institutional"	177,339	2,411,812
DWS Equity 500 Index Portfolio "Institutional"	239,669	25,057,368
DWS Europe Equity Fund "Institutional"	316,442	6,135,804

DWS Global Opportunities Fund "Institutional"	4,988	127,006
DWS Global Thematic Fund "Institutional"	84,958	1,444,287
DWS Gold & Precious Metals Fund "Institutional"	22,487	405,897
DWS Growth & Income Fund "Institutional"	624,985	7,331,072
DWS Health Care Fund "Institutional"	161,556	3,088,943
DWS International Fund "Institutional"	82,293	3,108,189
DWS International Value Opportunities Fund "Institutional"	185,467	1,429,948
DWS Japan Equity Fund "S"	122,676	902,897
DWS Large Cap Value Fund "Institutional"	796,956	11,133,477
DWS Large Company Growth Fund "Institutional"	144,310	3,095,460
DWS Micro Cap Fund "Institutional"	16,245	171,868
DWS RREEF Global Real Estate Securities Fund "Institutional"	236,039	1,364,306
DWS RREEF Real Estate Securities Fund "Institutional"	20,344	208,731
DWS S&P 500 Plus Fund "S"	302,698	2,769,682
DWS Small Cap Core Fund "S"	282,380	3,213,482
DWS Small Cap Growth Fund "Institutional"	53,050	685,940
DWS Technology Fund "Institutional"	413,130	3,771,880

Total Equity Funds (Cost $125,938,134)		91,575,912
Equity - Exchange-Traded Funds 7.1%
Consumer Discretionary Select Sector SPDR Fund	57,392	1,330,346
Consumer Staples Select Sector SPDR Fund	53,455	1,235,345
Energy Select Sector SPDR Fund	24,751	1,274,924
Financial Select Sector SPDR Fund	119,420	1,474,837
Industrial Select Sector SPDR Fund	52,997	1,193,492
iShares MSCI Australia Index Fund	69,954	1,148,645
iShares MSCI Canada Index Fund	72,436	1,673,996
iShares MSCI EAFE Small Cap Index Fund	12,436	371,215
iShares MSCI France Index Fund	8,744	191,843
iShares MSCI Germany Index Fund	22,987	444,109
iShares MSCI United Kingdom Index Fund	55,359	760,079
Utilities Select Sector SPDR Fund	29,525	791,270

Total Exchange-Traded Funds (Cost $11,872,109)		11,890,101
Fixed Income - Bond Funds 35.8%
DWS Core Fixed Income Fund "Institutional"	3,549,883	30,777,485
DWS Core Plus Income Fund "Institutional"	785	7,659
DWS Emerging Markets Fixed Income Fund "Institutional"	89,484	831,305
DWS Floating Rate Plus Fund "Institutional"	267,262	2,103,350
DWS Global Bond Fund "S"	625,397	6,147,654
DWS GNMA Fund "Institutional"	73,144	1,097,167
DWS High Income Fund "Institutional"	1,671,831	6,653,886
DWS High Income Plus Fund "Institutional"	1,885	10,706
DWS Inflation Protected Plus Fund "Institutional"	434,943	4,044,967
DWS Short Duration Plus Fund "Institutional"	204,457	1,870,784
DWS US Bond Index Fund "Institutional"	601,613	6,154,499

Total Fixed Income - Bond Funds (Cost $68,194,758)		59,699,462
Fixed Income - Money Market Funds 2.3%
Cash Management QP Trust	3,778,128	3,778,128
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	11,765	11,765
DWS Money Market Series "Institutional"	22,852	22,852

Total Fixed Income - Money Market Funds (Cost $3,812,745)		3,812,745

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $209,817,746) †	100.0	166,978,220
Other Assets and Liabilities, Net	0.0	(69,152)

Net Assets	100.0	166,909,068

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $212,477,691. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $45,499,471. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $460,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,959,625.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 163,200,092
Level 2	3,778,128
Level 3	-
Total	$ 166,978,220

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009